CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Brookfield Renewables Cash and Cash Equivalents	Brookfield Renewable’s cash and cash equivalents as at December 31 are as follows:

(MILLIONS)	2024	2023
Cash	$2,682	$821
Cash subject to restriction	307	251
Short-term deposits	146	69
	$3,135	$1,141